Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents
30.	CASH AND CASH EQUIVALENTS

For the purposes of the consolidated statement of cash flows, cash and cash equivalents include cash, bank accounts and short-term investments with high liquidity (with maturities of less than 90 days from the date of acquisition). Cash and cash equivalents at the end of the fiscal year as shown in the consolidated statement of cash flows can be reconciled to the related items in the consolidated statement of financial position as follows:

	12.31.2018	12.31.2017	12.31.2016
Cash and Banks	806,708,433	278,717,518	430,871,412
Short-term investments (Note 15)	2,095,150,895	4,415,951,166	1,049,224,436

Cash and cash equivalents	2,901,859,328	4,694,668,684	1,480,095,848